SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 8,965,681		$ 8,965,681		$ 5,082,549	$ 9,705,529
Liabilities:
Corporate taxes payable	30,508		30,508		23,000	67,000
Related party loans					0	17,073
Total current liabilities					1,280,917	769,706
Total liabilities	3,140,394		3,140,394		1,909,191	910,269
Total Retained Earnings/ Members’ Capital	5,825,287	$ 5,219,398	5,825,287	$ 5,219,398	3,173,358	8,795,260	$ 6,807,581	$ 5,331,874	$ 14,011,048
Total liabilities and stockholders’ equity/ members’ capital	8,965,681		8,965,681		5,082,549	9,705,529
Income (loss) before income taxes	(1,400,625)	(132,476)	(2,640,727)	(219,609)	(2,268,282)	2,204,108
Provision for income taxes	(3,102)	(20,000)	1,259	(26,000)	25,366	23,000
Net loss	$ (1,397,523)	$ (112,476)	$ (2,641,986)	$ (193,609)	$ (2,293,648)	$ 2,181,108
Basic loss per common share	$ (0.31)	$ (0.04)	$ (0.63)	$ (0.08)	$ (0.87)
Diluted loss per common share	$ (0.31)	$ (0.04)	$ (0.63)	$ (0.08)	$ (0.87)
Weighted-average number of common shares outstanding, Basic	4,456,962	3,000,000	4,167,828	2,483,333	2,630,137
Weighted-average number of common shares outstanding, Diluted	4,456,962	3,000,000	4,167,828	2,483,333	2,630,137
Total liabilities	$ 3,140,394		$ 3,140,394		$ 1,909,191	$ 910,269
Common stock	4,482		4,482		3,000
Additional paid in capital	10,756,439		10,756,439		5,464,006
Retained earnings (deficit)	(4,935,634)		(4,935,634)		(2,293,648)
Total Stockholders’ Equity	5,825,287	$ 5,219,398	5,825,287	$ 5,219,398	3,173,358	8,795,260	$ 6,807,581	$ 5,331,874	$ 14,011,048
Total Liabilities and Stockholders’ Equity	8,965,681		8,965,681		5,082,549	9,705,529
Revenue	1,666,309	1,985,768	3,115,687	3,776,289	6,563,412	13,202,459
Operating loss	(1,402,667)	(133,423)	(2,644,915)	(220,882)	(2,274,814)	2,202,063
Unaudited Pro Forma C Corp with Tax Accrual (Member)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		7,066,021		7,066,021	5,082,549	9,705,529
Liabilities:
Corporate taxes payable		41,000		41,000	23,000	638,000
Related party loans	$ 2,042,000		$ 2,042,000		2,042,000	1,488,073
Total current liabilities					3,322,917	2,811,706
Total liabilities		3,888,623		3,888,623	3,951,191	2,952,269
Total Retained Earnings/ Members’ Capital		3,177,398		3,177,398	1,131,358	6,753,260
Total liabilities and stockholders’ equity/ members’ capital		7,066,021		7,066,021	5,082,549	9,705,529
Income (loss) before income taxes					(2,268,282)	2,204,108
Provision for income taxes				(26,000)	25,366	594,000
Net loss				$ (193,609)	$ (2,293,648)	$ 1,610,108
Basic loss per common share				$ (0.08)	$ (0.76)	$ 0.73
Diluted loss per common share				$ (0.08)	$ (0.76)	$ 0.73
Weighted-average number of common shares outstanding, Basic					3,000,000	3,000,000
Weighted-average number of common shares outstanding, Diluted					3,000,000	3,000,000
Related party loans		2,059,134		$ 2,059,134
Total liabilities		3,888,623		3,888,623	$ 3,951,191	$ 2,952,269
Common stock		3,000		3,000
Additional paid in capital		5,410,007		5,410,007
Retained earnings (deficit)		(2,235,609)		(2,235,609)
Total Stockholders’ Equity		3,177,398		3,177,398	1,131,358	6,753,260
Total Liabilities and Stockholders’ Equity		7,066,021		7,066,021	$ 5,082,549	$ 9,705,529
Revenue				3,776,289
Operating loss				(220,882)
Actual [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		7,066,021		7,066,021
Liabilities:
Corporate taxes payable		41,000		41,000
Total liabilities		1,846,623		1,846,623
Total Retained Earnings/ Members’ Capital		5,219,398		5,219,398
Total liabilities and stockholders’ equity/ members’ capital		7,066,021		7,066,021
Provision for income taxes				(26,000)
Net loss				$ (193,609)
Basic loss per common share				$ (0.08)
Diluted loss per common share				$ (0.08)
Related party loans		17,134		$ 17,134
Total liabilities		1,846,623		1,846,623
Common stock		3,000		3,000
Additional paid in capital		5,410,007		5,410,007
Retained earnings (deficit)		(193,609)		(193,609)
Total Stockholders’ Equity		5,219,398		5,219,398
Total Liabilities and Stockholders’ Equity		$ 7,066,021		7,066,021
Revenue				3,776,289
Operating loss				$ (220,882)